Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Currency risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	$ 0
Other price risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	$ 0
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	2.53%
Bottom of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	2.62%	1.37%
Bottom of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	3.35%	3.20%
Top of range [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	3.32%
Top of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	3.75%	3.75%
Top of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	4.38%	3.75%